12. Risks and Uncertainties (June 2019) (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Product Concentration Risk [Member] | One Vendor [Member]
Concentration risk percentage	1.00%	15.00%	12.00%	10.00%	18.00%	21.00%
Product Concentration Risk [Member] | Another Vendor [Member]
Concentration risk percentage	10.00%	11.00%			11.00%	13.00%
Product Concentration Risk [Member] | Another Vendor [Member]
Concentration risk percentage	8.00%	11.00%
Automated Fertigation Controls [Member] | Accounts Payable [Member]
Concentration risk percentage			7.00%		46.00%	16.00%
One Customer [Member] | Sales Revenue Net [Member]
Concentration risk percentage	16.00%	27.00%	22.00%	17.00%	14.00%